PENSIONS - Movements in the defined benefit obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	$ 23.9	$ 31.8	$ 51.9
Current service cost	3.1	3.0	3.1
Past service cost and (gain) on settlements	(0.5)	(0.2)	(0.4)
Administration cost paid from plan assets	0.1	0.0	0.0
Interest expense/(income)	0.5	0.9	0.4
Cost recognized in the consolidated statement of income and loss	3.3	3.6	3.1
Remeasurements:
interest expense/(income)	3.6	(11.3)	39.9
(Gain) from change in demographic assumptions	(0.3)	(0.2)	0.0
(Gain) from change in financial assumptions	(6.8)	5.1	(49.8)
Experience losses	1.1	2.8	(1.3)
Change in the effect of the asset ceiling	0.5
Remeasurements effects recognized in OCI	(1.9)	(3.6)	(11.1)
Contributions:
Employers	(2.4)	(6.4)	(7.5)
Employees	0.0	0.0	0.0
Benefits paid from plan assets	(1.7)	(2.5)	(1.4)
Other changes		1.2	(0.1)
Exchange rate differences	(2.8)	(0.2)	(3.2)
Ending balance	18.3	23.9	31.8
Present value of defined benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	181.2	168.4	231.1
Current service cost	3.1	3.0	3.1
Past service cost and (gain) on settlements	(0.5)	(0.2)	(0.4)
Administration cost paid from plan assets	(0.3)	(0.3)	(0.4)
Interest expense/(income)	7.7	7.8	4.8
Cost recognized in the consolidated statement of income and loss	10.1	10.3	7.0
Remeasurements:
interest expense/(income)	0.0	0.0	0.0
(Gain) from change in demographic assumptions	(0.3)	(0.2)	0.0
(Gain) from change in financial assumptions	(6.8)	5.1	(49.8)
Experience losses	1.1	3.9	(1.3)
Change in the effect of the asset ceiling	0.0
Remeasurements effects recognized in OCI	(6.0)	8.8	(51.0)
Contributions:
Employers	(0.1)	(0.3)	0.1
Employees	0.4	0.4	0.3
Benefits paid from plan assets	(10.0)	(10.0)	(10.3)
Other changes		2.0	(2.2)
Exchange rate differences	(4.5)	1.7	(6.6)
Ending balance	171.0	181.2	168.4
Fair value of plan assets
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	(157.3)	(136.6)	(179.1)
Current service cost	0.0	0.0	0.0
Past service cost and (gain) on settlements	0.0	0.0	0.0
Administration cost paid from plan assets	0.4	0.3	0.4
Interest expense/(income)	(7.2)	(6.9)	(4.4)
Cost recognized in the consolidated statement of income and loss	(6.8)	(6.6)	(3.9)
Remeasurements:
interest expense/(income)	3.6	(11.3)	39.9
(Gain) from change in demographic assumptions	0.0	0.0	0.0
(Gain) from change in financial assumptions	0.0	0.0	0.0
Experience losses	0.0	(1.1)	0.0
Change in the effect of the asset ceiling	0.5
Remeasurements effects recognized in OCI	4.1	(12.4)	39.9
Contributions:
Employers	(2.4)	(6.1)	(7.6)
Employees	(0.4)	(0.4)	(0.3)
Benefits paid from plan assets	8.3	7.5	8.9
Other changes		(0.8)	2.1
Exchange rate differences	1.7	(1.9)	3.4
Ending balance	$ (152.7)	$ (157.3)	$ (136.6)